Significant Accounting Policies and Recent Accounting Pronouncements, Segment Reporting (Details) - Segment		11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 15, 2024	Dec. 31, 2024
Segment Information [Abstract]
Number of reportable segments	3	2	3